Related Party Transactions - Summary of Activity of Loans to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Beginning balance	$ 6,082	$ 6,107
Originated during the year	1,216	283
Principal repayments	(1,356)	(308)
Ending balance	5,942	6,082
Deposits at year end	$ 13,947	$ 17,956